Revenue from Contracts with Customers - Summary of Revenues Based Geographical Segments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 143,769	€ 144,185	€ 71,579
EMEA [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	116,929	120,619	66,872
NORAM [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	25,701	23,552	4,687
APAC [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 1,139	€ 14	€ 20